Equity Investments (Details) - USD ($)		9 Months Ended
	Jun. 17, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Equity Investment
Payments to Acquire Equity Method Investments		$ 5,112,593	$ 0
Common stock		363,839		$ 352,067
Element 1 Corp. Ardmore Shipping (Bermuda) Limited
Equity Investment
Equity Method Investment, Ownership Percentage	10.00%
Payments to Acquire Equity Method Investments	$ 4,000,000.0
Common stock	$ 5,300,000
Common stock, shares issued (in shares)	581,795
Warrants (in shares)	286,582
Total investment	$ 9,300,000
Percentage of voting right	20.00%
Element 1 Corp And Maritime Partners LLC
Equity Investment
Equity Method Investment, Ownership Percentage	33.33%
Income (loss) in equity investments	$ 50,000.00
Equity Investment	$ 10,400,000
E1
Equity Investment
Equity Investment		9,900,000
e1 Marine LLC
Equity Investment
Equity Investment		$ 500,000